Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (7,804)	$ (4,598)	$ (2,201)
Adjustments to reconcile net loss to net cash used in operating activities:
Exchange rate differences on cash and cash equivalents	8	34
Depreciation and amortization of intangible assets	788	738	570
Accrued interest and amortization of discount on third party, related party and shareholders’ loans			298
Loss from change in value of investment at fair value	62	221
Equity losses	1,186	1,249
Changes in fair value of derivative liabilities	607	(841)	(2,822)
Interest expense on short-term loan		(1)	(25)
Changes in deferred taxes, net	201	(58)	(15)
Issuance costs on financial instruments classified as derivative liabilities	603		1,416
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	209	(302)	39
Decrease (increase) in other receivables	106	182	(743)
Increase in inventory	(1,666)	(596)	(564)
Decrease in related party liabilities	(51)		(213)
Increase (decrease) in accounts payable and other payables	(121)	1,304	(579)
Decrease in operating lease right-of-use assets	109	67	14
Decrease in operating lease liabilities	(112)	(67)	(15)
Net cash used in operating activities	(5,875)	(2,668)	(4,840)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(144)	(25)	(41)
Restricted deposit		(17)
Purchase of investment accounted for using the equity method (see note 7)	(98)	(3,091)
Purchase of intangible assets (see note 5)	(330)	(1,681)
Net cash used in investing activities	(572)	(4,814)	(41)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Short-term loans received			752
Short-term loans repaid		(86)	(1,518)
Proceeds from initial public offering, net of issuance costs			13,391
Issuance of ordinary shares, pre-funded warrants and warrants, net	6,255
Exercise of warrants	2,229
Net cash from (used in) financing activities	8,484	(86)	12,625
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,037	(7,568)	7,744
LOSSES FROM EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(8)	(34)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	535	8,137	393
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	2,564	535	8,137
Supplemental disclosure of cash flow information:
Taxes paid	180	28	73
Interest received	78
Interest paid	10	2	477
Supplemental disclosure of noncash investing and financing activities:
Issuance of ordinary shares upon conversion of shareholders’ loans			2,839
Issuance of 2,719 ordinary shares to SciSparc Ltd. in consideration for 13,858 ordinary shares (see note 7.b)		288
Consideration payable to sellers of Fort Products Ltd. included in other payables		332
Consideration payable to seller of SciSparc Nutraceuticals Inc. shares included in other payables		98
Substantial modification of shareholders’ loans recorded in equity			982
Right of use assets obtained in exchange for lease liabilities	$ 273	$ 57	$ 152